Salaries and social security expenses	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Salaries and social security expenses
Salaries and social security expenses

	2017	2016	2015
Wages and salaries (i)	132,025	117,423	104,216
Social security costs	30,558	28,849	23,111
Equity-settled share-based compensation	5,552	4,796	4,396
	168,135	151,068	131,723
Number of employees	7,790	8,326	8,089

(i)	Includes US$ 41,172, US$ 28,475 and US$ 16,708, capitalized in Property, Plant and Equipment for the years 2017, 2016 and 2015, respectively.